Note 10 - Other Related Party Transactions (Details Narrtive) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2019	Mar. 31, 2018	Jun. 30, 2018	Jun. 30, 2017
Related Party Transactions [Abstract]
Subease Revenue	$ 5,000	$ 5,000	$ 15,000	$ 15,000	$ 18,000	$ 16,000
Customer Deposits	$ 89,000		$ 89,000		$ 102,000	$ 120,000